Operations (Tables)	12 Months Ended
Dec. 31, 2021
Operations
The effects of the transaction are detailed below:

The effects of the transaction are detailed below:

Description	12/31/2021

Transaction price	1,096,294
Investment registration at fair value	1,612,957

Cost of assets
Derecognition of the assets and liabilities of the subsidiary	(1,211,472)
Write-off of goodwill	(1,051,477)
Write-off of deferred tax on goodwill amortized	335,935

Gain on transaction	782,237
Income tax and social contribution	(509,245)
Net gain on transaction	272,992

Gain before income tax and social contribution on remeasurement of investment at fair value	668,720
Gain before income tax and social contribution on asset disposal	113,517